Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Related Party Transactions
Related Party Transactions
13.	Related party transactions

On January 23, 2013, the Company entered into a promissory note with its former employee who owns less than 5% of the Company’s stock. The original principal amount was $40,000 and the note bore no interest. The note was payable upon demand. As of December 31, 2019 and June 30, 2019, this note had a balance of $18,000.

On January 14, 2015, the Company entered into a promissory note with Richard Ko (an employee of the Company, who owns less than 5% of the Company’s stock). The principle amount was $30,000 and the note bore no interest. The note had a term of one (1) year and was due on January 14, 2016, and became payable upon demand after January 14, 2016. As of December 31, 2019 and June 30, 2019, this note had a balance of $0 and $20,000, respectively.

As of December 31, 2019 and June 30, 2019, the Company had an outstanding balance of notes payable due to related parties of $18,000 and $38,000, respectively.

On July 7, 2016, SWC received a loan in total amount of $30,000 from an employee. During the three months ended December 31, 2019, SWC received additional loan in total amount of 105,000 from a related party. The amount of the loan bear no interest and due on demand. As of December 31, 2019 and June 30, 2019, the balance of the loan due to related party were $135,000 and $30,000, respectively.

From time to time, SWC would receive short-term loans from company former director for its working capital needs.

13. Related Party Transactions

As of June 30, 2019 and 2018, the Company had outstanding balance of $78,000 and $83,000 owed to various related parties, respectively. See note 11 and 15 for the details.